Long-Term Debt and Financial Liabilities, Loan dated September 1, 2015 (Details) - Loan Agreement dated September 1, 2015 [Member] $ in Thousands				6 Months Ended
	Jul. 02, 2018 USD ($)	Mar. 28, 2018	Sep. 01, 2015 USD ($) Installment Vessel	Jun. 30, 2018	Feb. 23, 2017
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 44,430
Number of consecutive payment installments | Installment			12
Frequency of periodic payment				Quarterly
Balloon payment			$ 28,837
Maturity date				Jun. 30, 2020
Number of vessels secured by first priority mortgage | Vessel			2
Security coverage requirement commencing on October 1, 2018 and ending on March 31, 2019		100.00%
Security cover requirement commencing on April 1, 2019 and ending on September 30, 2019		111.00%
Security cover requirement thereafter		120.00%
Subsequent Event [Member]
Secured Credit Facilities [Abstract]
Mandatory prepayment	$ 3,000
Minimum [Member]
Secured Credit Facilities [Abstract]
Security coverage requirement					120.00%
EBITDA to interest payments ratio					2
EBITDA to interest payments ratio commencing on June 30, 2018 and ending on March 31, 2019		1.2
EBITDA to interest payments ratio thereafter		2
Maximum [Member]
Secured Credit Facilities [Abstract]
Total liabilities to total assets ratio					0.75
Net debt to total assets ratio commencing on June 30, 2018 and ending on December 31, 2018		0.85
Net debt to total assets ratio commencing on January 1, 2019 and ending on March 31, 2019		0.8
Net debt to total assets ratio thereafter		0.75
LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		3.75%
LIBOR [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.40%
LIBOR [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.60%
First Three Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment			3
Installment payment			$ 1,049
Fourth Installment [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment			1
Installment payment			$ 4,050
Next Eight Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment			8
Installment payment			$ 1,049